Intangible Assets and Goodwill, Net - Changes in intangible assets and goodwill with indefinite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 43,063,516
Balance at end of the period	43,328,954	$ 43,063,516
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,113,626	14,112,626
Balance at end of the period	14,113,626	14,113,626
Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,759,102
Balance at end of the period	29,455,137	29,759,102
Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	479,409
Balance at end of the period	175,444	479,409
Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067
Balance at end of the period	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,113,626
Balance at end of the period	14,113,626	14,113,626
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	60,148,559
Balance at end of the period	62,798,367	60,148,559
Cost | Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,759,102	29,893,840
Additions		1,000
Impairment adjustments	(67,574)	(135,750)
Transfers and reclassifications	(236,391)
Effect of translation		12
Balance at end of the period	29,455,137	29,759,102
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	479,409	615,147
Impairment adjustments	(67,574)	(135,750)
Transfers and reclassifications	(236,391)
Effect of translation		12
Balance at end of the period	175,444	479,409
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,113,626	14,112,626
Additions		1,000
Balance at end of the period	$ 14,113,626	$ 14,113,626